Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended							12 Months Ended	1 Months Ended		1 Months Ended															3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 01, 2013	Feb. 08, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Scenario, Forecast	Dec. 31, 2012 Scenario, Forecast	Dec. 31, 2012 Scenario, Plan	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event Cleveland clinic	Mar. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Mar. 31, 2013 Series A Preferred Stock Scenario, Forecast	Dec. 31, 2012 Series A Preferred Stock Scenario, Forecast	Mar. 31, 2013 Series A Preferred Stock Scenario, Actual	Dec. 31, 2012 Series A Preferred Stock Scenario, Actual	Dec. 31, 2012 Series A Preferred Stock Scenario, Plan	Apr. 10, 2013 Series A Preferred Stock Subsequent Event	Mar. 31, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Mar. 31, 2013 Series B Preferred Stock Holders Agreed to the Waiver	Dec. 31, 2012 Series B Preferred Stock Holders Agreed to the Waiver	Mar. 31, 2013 Series B Preferred Stock Maximum	Dec. 31, 2012 Series B Preferred Stock Maximum	Mar. 31, 2013 Series B Preferred Stock Scenario, Forecast	Dec. 31, 2012 Series B Preferred Stock Scenario, Forecast	Mar. 31, 2013 Series B Preferred Stock Scenario, Actual	Dec. 31, 2012 Series B Preferred Stock Scenario, Actual	Mar. 31, 2013 Series B Preferred Stock First 30 Day Period Following Expiration of Merger Period	Dec. 31, 2012 Series B Preferred Stock First 30 Day Period Following Expiration of Merger Period	Mar. 31, 2013 Series B Preferred Stock 30 Day Period Following First Penalty Period	Dec. 31, 2012 Series B Preferred Stock 30 Day Period Following First Penalty Period	Dec. 31, 2012 Series B Preferred Stock Scenario, Plan	Apr. 10, 2013 Series B Preferred Stock Subsequent Event	Apr. 10, 2013 Underwriter's overallotment Subsequent Event	Mar. 31, 2013 Series A-1 preferred stock	Dec. 31, 2012 Series A-1 preferred stock
Capital Stock [Line Items]
Issue of authorized shares												588,000	588,000	588,000							2,000,000	2,000,000	2,000,000
Preferred stock liquidation price												$ 8.46	$ 8.46								$ 5.00	$ 5.00
Preferred stock liquidation value												$ 4,971,866	$ 4,971,866	$ 4,971,866							$ 9,108,000	$ 9,108,000	$ 9,108,000
Common stock issuable up on conversion of preferred stock										1,287,325					376,525	376,550			352,614	376,525								910,800	910,800							364,320	910,800
Preferred stock conversion price						$ 10.00	$ 10.00										$ 14.10	$ 14.10												$ 25.00	$ 25.00
Percentage of preferred stock outstanding												9.01%	9.01%																										9.01%	9.01%
Preferred shares penalty percentage																										11.00%	11.00%					1.00%	1.00%	2.00%	2.00%
Preferred stock holders agreed to waiver												587,691	587,691	587,691							1,821,600	1,821,600	1,821,600	1,522,600	1,522,600
Reverse stock split ratio	0.4	0.5
Common stock, shares authorized		100,000,000	100,000,000	24,000,000	24,000,000
Number of common stock sold at IPO									690,000		2,000																											90,000
Common stock sold at IPO, price per share									$ 10.00
Gross proceeds								$ 15,000,000	$ 5,000,000